Other Payables	6 Months Ended
Jun. 30, 2024
Other Payables [Abstract]
OTHER PAYABLES

NOTE 6 — OTHER PAYABLES

	June 30, 2024	December 31, 2023
	USD in thousands
Government institutions	561	428
Employees and related benefits	120	85
Operating lease liabilities	69	82
Liability to sellers	-	(*)430
Revenue Sharing Payment payable	141	140
Accrued expenses and other payables	402	368
	1,293	1,533

(*)	Includes $98 thousand to SciSparc as of December 31, 2023. See Note 9 for additional information.